Financial risk management - Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 676,745,233	₩ 628,451,991
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	457,143,665	431,731,514
Financial liabilities at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,312,487	954,899
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	56,459,691	50,872,904
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	99,273,760	100,659,005
Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,420,403	8,243,241
Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,536,393	1,165,022
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	53,598,834	34,825,406
Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	246,539,021	241,489,989
Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	26,221,968	22,509,195
Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	220,317,053	218,980,794
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	308,564,962	268,707,535
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	231,520,722	217,170,450
Less than 1 month | Financial liabilities at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,212,215	954,899
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	16,797,623	12,862,532
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,230,564	4,859,511
Less than 1 month | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	399,298	439,367
Less than 1 month | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	189,704	106,106
Less than 1 month | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	51,214,836	32,314,670
Less than 1 month | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	246,539,021	241,489,989
Less than 1 month | Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	26,221,968	22,509,195
Less than 1 month | Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	220,317,053	218,980,794
1~3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	0
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	70,703,647	64,135,280
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	54,103,105	49,309,656
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,963,957	4,757,090
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,486,174	8,927,081
1~3 months | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	977,019	861,277
1~3 months | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,554	105,788
1~3 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	162,838	174,388
3~6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	0
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	70,970,712	74,063,016
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	54,526,232	56,540,309
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,221,726	6,901,957
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,202,855	9,122,810
3~6 months | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	854,498	991,871
3~6 months | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	91,041	248,954
3~6 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	74,360	257,115
6 months ~ 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	0
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	109,514,196	107,418,098
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	84,041,299	77,227,315
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,478,193	9,990,468
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,052,890	17,273,392
6 months ~ 1 year | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,180,049	1,963,789
6 months ~ 1 year | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	159,182	375,300
6 months ~ 1 year | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	602,583	587,834
1~5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	102,841,527	102,269,329
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	30,677,571	30,221,968
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,924,157	11,464,431
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	56,411,740	56,429,636
1~5 years | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,423,212	2,473,275
1~5 years | Investment contract liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,085,912	328,874
1~5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,318,935	1,351,145
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	0
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,150,189	11,858,733
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,274,736	1,261,816
More than 5 years | Financial liabilities at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	100,272
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,074,035	4,896,426
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,889,537	4,046,575
More than 5 years | Financial liabilities designated at FVTPL
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,586,327	1,513,662
More than 5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 225,282	₩ 140,254